Employee benefit plans - Expected Benefit Payments (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2014
Employee benefit plans
2015	¥ 10,277
2016	10,804
2017	11,391
2018	11,724
2019	12,037
2020-2024	¥ 57,548